Common Stock (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 29, 2016	May. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Shares Authorized Total			260,000,000		260,000,000
Common Stock, Shares Authorized			250,000,000		250,000,000	250,000,000
Preferred Stock, Shares Authorized			10,000,000		10,000,000	10,000,000
Paid-In-Kind Interest					$ 394,174	$ 70,976
Accounts Payable					$ 27,506
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Debt Instrument, Periodic Payment, Principal					$ 2,841,085
Preferred Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			107,100
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 9.38	$ 0.375
Payments of Debt Issuance Costs		$ 309,344	$ 60,000	$ 0	$ 309,345	$ 0
Management Fee Expense			$ 37,500
Preferred Stock, Shares Issued			0		0	3,337,725
Preferred Stock, Shares Outstanding			0		0	3,337,725
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Description	In February 2016, the Company’s Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit and $8,060 of account payable (or a total of $41,393) by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25 per share.				Subsequent to December 31, 2015, the Companys Board of Directors authorized the conversion of an aggregate of $33,333 of accrued interest on promissory notes issued by the Company to Summit Resources, Inc. (Summit), an affiliate of Steven Antoline, who is a director of the Company, and $8,060 of accounts payable by the Company to Summit, into 6,623 shares of Common Stock at the rate of $6.25.
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	18,000		18,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.00
Payments of Debt Issuance Costs	$ 945		$ 945
Term Of Warrants	5 years
Common Stock [Member]
Class of Stock [Line Items]
Paid-In-Kind Interest			33,333
Accounts Payable			$ 8,060
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Issued For Services			6,000		80,217	44,494	[1]

[1]	Shares issued for services performed and does not contain an anti-dilution provision